Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (Benefit)

The income tax provision (benefit) for the years ended December 31, 2015 and 2014 consists of the following:

	For The Years Ended December 31,
	2015	2014
Federal:
Current	$—	$—
Deferred	(3,704,115)	(10,070,600)
State and local:
Current	—	—
Deferred	1,496,815	(2,073,400)
	(2,207,300)	(12,144,000)
Change in valuation allowance	2,207,300	12,144,000
Income tax provision (benefit)	$—	$—

Summary of Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For The Years Ended December 31,
	2015	2014
Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(4.0)%	(7.0)%
Permanent differences	(11.1)%	(3.3)%
Other adjustment	(1.1)%	(8.0)%
Change in effective rate	23.4%	0.0%
Change in valuation allowance	26.8%	52.3%
Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets are presented below:

	For The Years Ended December 31,
	2015	2014
Deferred Tax Assets:
Net operating loss carryforwards	$20,237,500	$17,499,000
Stock-based compensation	4,624,700	3,625,500
Provision for warrant liability	—	606,800
Accruals	1,581,900	2,397,300
Goodwill	2,318,500	2,501,500
Intangible assets	474,000	553,100
Allowance for doubtful accounts	53,600	—
Tax credits	448,300	409,000
Gross deferred tax assets	29,738,500	27,592,200
Deferred Tax Liabilities:
Fixed assets	(772,300)	(833,300)
Gross deferred tax liabilities	(772,300)	(833,300)
Net deferred tax assets	28,966,200	26,758,900
Valuation allowance	(28,966,200)	(26,758,900)
Deferred tax asset, net of valuation allowance	$—	$—
Changes in valuation allowance	$2,207,300	$12,144,000